VARIABLE INTEREST ENTITY ARRANGEMENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 590	$ 1,200
Accounts Receivable, Net	862,000	313,000	$ 4,013,000
Inventory	2,952,000	1,939,000	6,180,000
Total Current Assets	5,718,000	4,575,000	25,264,000
Property, Equipment and Leasehold Improvements, Net	12,577,000	13,000,000	23,164,000
TOTAL ASSETS	38,260,000	40,508,000	271,824,000
Total Current Liabilities	52,816,000	59,143,000	87,708,000
TOTAL LIABILITIES	$ 71,762,000	$ 77,045,000	125,337,000
Variable Interest Entity, Primary Beneficiary
Cash			1,544,000
Accounts Receivable, Net			1,553,000
Inventory			1,359,000
Prepaid Expenses and Other Current Assets			39,000
Total Current Assets			4,495,000
Property, Equipment and Leasehold Improvements, Net			5,099,000
Other Assets			295,000
TOTAL ASSETS			9,889,000
Total Current Liabilities			350,000
Total Long-Term Liabilities			184,000
TOTAL LIABILITIES			$ 534,000